MORTGAGE SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2015
Transfers and Servicing [Abstract]
Schedule of activity related to MSRs
Activity related to MSRs as of and for the years ended December 31, 2015 and 2014 was as follows ($ in thousands):

Balance at December 31, 2013	$59,640
MSRs acquired in asset acquisition (See Note 18)	1,259
Additions, following sale of loan	7,853
Changes in fair value	(7,650)
Prepayments and write-offs	(2,213)
Balance at December 31, 2014 (1)	$58,889
MSRs purchased	549
Additions, following sale of loan	13,267
Changes in fair value	(8,798)
Prepayments and write-offs	(2,107)
Balance at December 31, 2015 (1)	$61,800

(1)     MSRs are included in mortgage servicing rights at fair value as of December 31, 2015 and 2014 in the reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations held for sale to assets and liabilities of discontinued operations held for sale that are presented separately in the consolidated balance sheets. See Note 17 included in these consolidated financial statements for more information.